Revenue and expenses	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Revenue and expenses [Text Block]
5.	Revenue and expenses

(a)	Revenue

The Group’s revenue by significant product types:

		Year ended
		December 31,
	2017	2016
Copper	$925,074	$835,470
Zinc	352,941	236,971
Gold	130,837	119,792
Silver	45,793	52,108
Other	13,974	2,719
	1,468,619	1,247,060
Treatment and refining charges	(106,066)	(118,382)

	$1,362,553	$1,128,678

Included in revenue for the year ended December 31, 2017 are losses related to unrealized non-hedge derivative contracts of $6,089 (year ended December 31, 2016 - losses of $19,180).

(b)	Depreciation and amortization

Depreciation of property, plant and equipment and amortization of intangible assets are reflected in the consolidated income statements as follows:

		Year ended
		December 31,
	2017	2016
Cost of sales	$292,880	$298,630
Selling and administrative expenses	355	504

	$293,235	$299,134

(c)	Share-based payment expenses

Share-based payment expenses are reflected in the consolidated income statements as follows:

	Cash-settled		Total share-based
	RSUs	DSUs	payment expense
Year ended December 31, 2017
Cost of sales	$1,946	$-	$1,946
Selling and administrative expenses	9,667	2,982	12,649
Other operating expenses	1,324	-	1,324

	$12,937	$2,982	$15,919
Year ended December 31, 2016
Cost of sales	$860	$-	$860
Selling and administrative expenses	6,452	2,111	8,563
Other operating expenses	464	-	464

	$7,776	$2,111	$9,887
(d)	Employee benefits expense

This table presents employee benefit expense recognized in the Group's consolidated income statements, including amounts transferred from inventory upon sale of goods:

	Year ended
	December 31,
	2017	2016
Current employee benefits	$147,760	$136,299
Profit-sharing plan expense	19,757	5,064
Share-based payments (notes 5c, 18, 23)
Cash-settled restricted share units	12,937	7,776
Cash-settled deferred share units	2,982	2,111
Employee share purchase plan	1,328	1,303
Post-employment pension benefits
Defined benefit plans	10,132	12,121
Defined contribution plans	2,443	1,061
Past service costs	10,442	-
Other post-retirement employee benefits	7,250	7,406
Termination benefits	419	1,810

	$215,450	$174,951

Manitoba has a profit sharing plan required by the collective bargaining agreement whereby 10% of Manitoba’s after tax profit (excluding provisions or recoveries for deferred income tax and deferred mining tax) for any given fiscal year will be distributed to all eligible employees in the Flin Flon/Snow Lake operations, with the exception of executive officers and key management personnel.

Peru has a profit sharing plan required by Peruvian law whereby 8% of Peru’s taxable income will be distributed to all employees within Peru’s operations.

The Group has an employee share purchase plan for executives and other eligible employees where participants may contribute between 1% and 10% of their pre-tax base salary to acquire Hudbay shares. The Group makes a matching contribution of 75% of the participant’s contribution.

See note 19 for a description of the Group's pension plans and note 20 for the Group's other employee benefit plans.

(e)	Other operating (income) expenses

		Year ended
		December 31,
	2017	2016
Regional costs	$4,308	$4,388
Constancia insurance recovery	(12,857)	-
Realized gain on contingent consideration of Balmat	(6,400)
Other expenses	2,509	6,198

	$(12,440)	$10,586

During the first and third quarters of 2017, the Group received cash from its insurers and counterparties to partially indemnify the Group for losses suffered as a result of an incident in 2015 that caused damage to Line 2 of the Constancia processing facilities and a delay in commissioning the process plant.

During the fourth quarter of 2017, the Group realized a gain from contingent consideration received upon the sale of Balmat in 2015 as a result of certain project milestones being achieved.

(f)	Finance income and expenses

		Year ended
		December 31,
	2017	2016
Finance income	$(2,849)	$(2,792)
Finance expense
Interest expense on long-term debt	87,819	108,767
Accretion on financial liabilities at amortized cost	1,302	1,316
Unwinding of discounts on provisions	4,159	2,586
Tender premium on 9.50% senior unsecured notes	-	47,718
Withholding taxes	9,641	10,083
Other finance expense	13,256	11,306
	116,177	181,776
Interest capitalized	(13,149)	(14,705)
	103,028	167,071
Other finance losses (gains)
Net foreign exchange loss (gain)	15,772	(489)
Change in fair value of financial assets and liabilities at fair value through profit or loss:
Hudbay warrants	(1,051)	2,111
Embedded derivatives	1,790	(1,238)
Investments classified as held-for-trading	(80)	(119)
Reclassified from other comprehensive income on disposal of available-for-sale investments	(89)	(1,475)
Reclassified from other comprehensive income on impairment of available-for-sale investments	2,059	1,102
	18,401	(108)

Net finance expense	$118,580	$164,171

Interest expense related to certain long-term debt has been capitalized to the Rosemont project until commercial production is reached.

Other finance expense relates primarily to non-interest facility fees on financing instruments.

(g)	Impairment

During the year ended December 31, 2017, the Group recorded impairment losses of $11,320 for non-current assets. For the year ended December 31, 2016, the Group recorded no impairment losses.

Manitoba
Pre-tax impairment to:
Property, plant & equipment (note 11)	$11,320
Tax impact - (recovery)	(3,849)

After-tax impairment charge	$7,471

As a result of analyzing various scenario planning alternatives surrounding the Stall mill and New Britannia processing facilities, it was determined that certain assets that were previously purchased to build a new concentrator in Snow Lake, Manitoba are no longer useful. As a result, during the year ended December 31, 2017, the Group recognized an impairment loss of $11,320 related to these assets. The impairment was determined based on the difference between carrying value and fair value less costs of disposal.

The Group presented the impairment losses within the Manitoba segment in note 30.

The fair value measurements for the determination of impairment charges in their entirety are categorized as Level 2 based on the degree to which fair value inputs are observable and have a significant effect on the recorded fair value.